Deposits (Schedule of Maturities of Time Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
2019	$ 212,786
2020	81,453
2021	17,246
2022	17,374
2023	16,318
Time Deposits, Total	$ 345,177	$ 320,294